Consolidated Balance Sheets - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current Assets
Cash	$ 1,913	$ 38	$ 4,947
Total Current Assets	1,913	38	4,947
Equipment, net of accumulated depreciation of $101	206	256
TOTAL ASSETS	2,119	294	4,947
Current Liabilities
Accounts payable and accrued liabilities	697,073	475,480	251,282
Shareholders’ notes payable	49,000	49,000	73,000
Accrued interest payable	9,679	7,759	2,619
Total Liabilities	1,776,950	1,069,357	469,622
Stockholders’ Deficit:
Preferred stock, $0.0001 par value; 40,000,000 shares authorized; Series F preferred stock - 3,000,000 shares designated, 0 issued and outstanding at June 30, 2023 and December 31, 2022
Common stock, $0.0001 par value; 80,000,000 shares authorized; 17,272,116 shares issued and outstanding at June 30, 2023 and December 31, 2022	1,783	1,783	1,423
Additional paid in capital	8,104,478	7,947,460	4,638,218
Accumulated deficit	(9,881,092)	(9,018,306)	(5,104,316)
Total Stockholders’ Deficit	(1,774,831)	(1,069,063)	(464,675)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	2,119	294	4,947
Affiliated Entity [Member]
Current Liabilities
Due to related parties	811,176	427,933	142,721
Related Party [Member]
Current Liabilities
Due to related parties	$ 210,022	$ 109,185